Long-Term Employee Benefits (Change in Benefit Obligation and Plan Assets) (Details) - Foreign Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 0
Assumption and establishment of pension plans	1,332
Service cost	16
Interest cost	19
Plan participants' contributions	2
Actuarial loss (gain)	(76)
Benefits paid	(39)
Plan Amendments	(24)
Settlements & Transfers	(6)
Currency translation	(118)
Benefit obligation at end of year	1,106
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Assumption and establishment of pension plans	1,297
Actual loss on plan assets	(7)
Employer contributions	16
Plan participants' contributions	2
Benefits paid	(39)
Settlements & Transfers	(6)
Currency translation	(123)
Fair value of plan assets at end of year	1,140
Funded status at end of year	$ 34